ACCOUNTS RECEIVABLES AND PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLES AND PAYABLES
Summary of account receivables

	December 31,	December 31,	December 31,
	2022	2021	2020
Trade receivable	286,563	55,248	28,909
Deposits and guarantees given	88,591	121,317	59,155
Total	375,154	176,565	88,064

Summary of account payable

	December 31,	December 31,	December 31,
	2022	2021	2020
Payables to suppliers	3,226,160	1,239,699	816,968
Payables to customs tax authority(*)	347,624	793,941	—
Total	3,573,784	2,033,640	816,968